UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21835

Name of Fund: BlackRock Long-Term Municipal Advantage Trust (BTA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Long-Term Municipal Advantage Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2017

Date of reporting period: 07/31/2016

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2016 (Unaudited)	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.0%
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 5.25%, 1/01/19	$515	$518,002
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Series D, 6.00%, 10/01/42	1,655	2,007,267
Lower Alabama Gas District, RB, Series A, 5.00%, 9/01/46	720	986,393

		3,511,662
Arizona — 1.8%
City of Phoenix Arizona IDA, RB, Series A:
Facility, Eagle College Preparatory Project, 5.00%, 7/01/33	870	915,449
Great Hearts Academies Project, 5.00%, 7/01/44	1,000	1,119,860
City of Phoenix Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, Series A (a):
5.00%, 7/01/35	125	136,752
5.00%, 7/01/46	135	146,096
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	725	930,893

		3,249,050
California — 13.4%
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	385	437,772
Sutter Health, Series B, 6.00%, 8/15/42	1,040	1,244,235
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	680	778,729
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 8/15/39	70	82,552
5.25%, 8/15/49	175	205,000
California Statewide Communities Development Authority, RB, Series A:
John Muir Health, 4.00%, 8/15/41	830	910,568
Loma Linda University Medical Center, 5.25%, 12/01/56 (a)	2,060	2,395,059

Municipal Bonds	Par (000)	Value
California (continued)
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A:
Senior, 5.00%, 5/15/40	$2,045	$2,330,687
5.25%, 5/15/39	270	302,470
City of San Francisco California Public Utilities Commission Water Revenue, RB, Series B, 5.00%, 11/01/39	3,225	3,648,765
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/38	165	208,422
County of California Tobacco Securitization Agency, RB, Asset-Backed, Los Angeles County Securitization Corp.:
5.70%, 6/01/46	1,000	1,016,560
5.60%, 6/01/36	2,000	2,033,080
San Marcos Unified School District, GO, CAB, SAN, Election of 2010, Series B, 0.00%, 8/01/38 (b)	3,725	1,754,773
State of California, GO, Various Purposes, 6.50%, 4/01/33	2,000	2,308,720
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	355	427,647
Sub-Series I-1, 6.38%, 11/01/34	400	471,300
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1:
5.00%, 6/01/37	2,140	2,140,107
5.13%, 6/01/46	1,005	1,005,040

		23,701,486
Colorado — 4.2%
Colorado Health Facilities Authority, Refunding RB, Series A:
6.13%, 12/01/45 (a)	160	169,370
6.25%, 12/01/50 (a)	520	549,307
Sisters of Charity of Leavenworth Health System, 5.00%, 1/01/40	3,940	4,388,529
North Range Metropolitan District No. 2, GO, Limited Tax, 5.50%, 12/15/37	1,200	1,217,232

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JULY 31, 2016	1

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)

Municipal Bonds	Par (000)	Value
Colorado (continued)
Table Mountain Metropolitan District, GO, Series A, 5.25%, 12/01/45	$1,000	$1,031,950

		7,356,388
Connecticut — 0.5%
Mohegan Tribe of Indians of Connecticut, Refunding RB, Public Improvement, Priority Distribution, Series C, 6.25%, 2/01/30 (a)	860	888,414
Delaware — 2.2%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	750	844,628
Delaware Transportation Authority, RB, 5.00%, 6/01/55	580	683,756
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	2,240	2,456,294

		3,984,678
District of Columbia — 1.4%
District of Columbia, Refunding RB, Kipp Charter School, Series A, 6.00%, 7/01/43	260	312,998
District of Columbia, Tax Allocation Bonds, City Market at O Street Project, 5.13%, 6/01/41	750	861,803
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A:
5.00%, 10/01/39	170	189,271
5.25%, 10/01/44	1,000	1,117,380

		2,481,452
Florida — 4.2%
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 5/01/45	645	759,417
County of Miami-Dade Florida Water & Sewer System Revenue, RB, Water & Sewer System, 5.00%, 10/01/34	1,950	2,242,695
Lakewood Ranch Stewardship District, Special Assessment Bonds, Village of Lakewood Ranch Sector Projects:
4.00%, 5/01/21	100	103,365
4.25%, 5/01/26	100	104,215

Municipal Bonds	Par (000)	Value
Florida (continued)
Lakewood Ranch Stewardship District, Special Assessment Bonds, Village of Lakewood Ranch Sector Projects (continued):
5.00%, 5/01/36	$215	$226,350
5.13%, 5/01/46	430	454,867
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21 (c)	1,080	1,413,666
Tolomato Community Development District, Refunding, Special Assessment Bonds:
Convertible CAB, Series A2, 0.00%, 5/01/39 (d)	95	76,868
Convertible CAB, Series A3, 0.00%, 5/01/40 (d)	225	136,195
Convertible CAB, Series A4, 0.00%, 5/01/40 (d)	120	53,893
Series 2, 0.00%, 5/01/40 (d)	310	164,501
Series A1, 6.65%, 5/01/40	355	358,823
Tolomato Community Development District:
Series 1, 0.00%, 5/01/40 (d)	505	316,206
Series 1, 6.65%, 5/01/40 (e)(f)	15	15,357
Series 3, 6.61%, 5/01/40 (e)(f)	340	3
Series 3, 6.65%, 5/01/40 (e)(f)	275	3
Village Community Development District No. 10, Special Assessment Bonds, 5.13%, 5/01/43	830	936,124

		7,362,548
Georgia — 0.6%
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	240	297,566

2	BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)

Municipal Bonds	Par (000)	Value
Georgia (continued)
Municipal Electric Authority of Georgia, RB, Plant Vogtle Units 3 & 4 Project, Series A, 5.00%, 7/01/60	$715	$837,401

		1,134,967
Guam — 0.8%
Guam Government Waterworks Authority, RB, Water & Wastewater System, 5.50%, 7/01/43	1,065	1,244,048
Territory of Guam, GO, Series A, 6.00%, 11/15/19	165	182,732

		1,426,780
Idaho — 0.2%
County of Nez Perce Idaho, Refunding RB, Potlatch Corporation Project, 2.75%, 10/01/24 (g)	415	414,992
Illinois — 11.3%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien, Series A, 5.75%, 1/01/39	2,500	2,930,700
City of Chicago Illinois, GO, Refunding, Project, Series A, 5.25%, 1/01/32	1,090	1,135,475
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	360	399,859
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	1,625	1,812,964
City of Springfield Illinois Electric Revenue, Refunding RB, 5.00%, 3/01/40	2,000	2,360,560
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	350	407,992
Illinois Finance Authority, RB, Advocate Health Care Network:
5.38%, 4/01/19 (c)	870	977,976
5.38%, 4/01/44	975	1,070,345
Illinois Finance Authority, Refunding RB:
Central Dupage Health, Series B, 5.50%, 11/01/39	550	629,073
Presence Health Network, Series C, 4.00%, 2/15/41 (g)	705	706,798

Municipal Bonds	Par (000)	Value
Illinois (continued)
Illinois State Toll Highway Authority, RB:
Series A, 5.00%, 1/01/38	$815	$944,609
Illinois State Toll Highway Authority, RB (continued):
Series B, 5.00%, 1/01/40	770	925,679
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
Refunding Bonds, Series B-2, 5.25%, 6/15/50	1,000	1,068,520
Series B (AGM), 5.00%, 6/15/50	1,790	1,943,313
Series B-2, 5.00%, 6/15/50	625	661,019
State of Illinois, GO, 5.00%, 2/01/39	745	804,421
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	215	238,388
University of Illinois, RB, Auxiliary Facilities System, Series A:
5.00%, 4/01/39	390	450,017
5.00%, 4/01/44	475	545,974

		20,013,682
Indiana — 5.3%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	365	451,895
7.00%, 1/01/44	885	1,107,648
City of Vincennes Indiana, Refunding RB, Southwest Indiana Regional Youth Village Project, 6.25%, 1/01/29 (a)	1,185	1,195,736
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,285	1,530,281
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	160	179,864
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/48	520	581,116
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 1/01/51	2,190	2,473,977
Sisters of St. Francis Health Services, 5.25%, 11/01/39	290	326,195

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JULY 31, 2016	3

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)

Municipal Bonds	Par (000)	Value
Indiana (continued)
Indiana Finance Authority, Refunding RB, Parkview Health System, Series A, 5.75%, 5/01/31	$600	$679,194
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/19 (c)	350	394,744
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 1/15/40	445	527,312

		9,447,962
Iowa — 2.3%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.50%, 12/01/22	830	863,117
5.25%, 12/01/25	660	711,982
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	610	649,772
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, Series C, 5.63%, 6/01/46	1,765	1,769,589

		3,994,460
Kentucky — 0.9%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	440	505,182
Kentucky Economic Development Finance Authority, Refunding RB, Baptist Life Communities Project, Series S:
6.25%, 11/15/46	300	307,983
6.38%, 11/15/51	295	303,531
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 7/01/43 (d)	565	503,726

		1,620,422
Louisiana — 3.5%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project:
6.75%, 11/01/32	2,000	2,140,520

Municipal Bonds	Par (000)	Value
Louisiana (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project (continued):
Series A-1, 6.50%, 11/01/35	$1,135	$1,365,995
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/30	350	400,495
5.25%, 5/15/31	300	340,254
5.25%, 5/15/32	380	437,912
5.25%, 5/15/33	415	474,868
5.25%, 5/15/35	945	1,086,986

		6,247,030
Maine — 0.6%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 6.75%, 7/01/41	970	1,109,020
Maryland — 1.0%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	970	1,086,943
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	645	640,911

		1,727,854
Massachusetts — 4.9%
Massachusetts Development Finance Agency, RB:
Boston Medical Center, Series D, 5.00%, 7/01/44	3,000	3,489,510
North Hill Communities Issue, Series A, 6.50%, 11/15/43 (a)	1,000	1,105,570
Seven Hills Foundation and Affiliates, 5.00%, 9/01/45	2,000	2,207,180
Massachusetts Development Finance Agency, Refunding RB:
Emerson College, 5.00%, 1/01/41	1,365	1,581,121

4	BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, Refunding RB (continued):
Emmanuel College Issue, Series A, 4.00%, 10/01/46	$265	$278,801

		8,662,182
Michigan — 1.5%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 7/01/39	1,970	2,258,290
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 7/01/44	410	462,000

		2,720,290
Minnesota — 1.2%
City of Brooklyn Park Minnesota, RB, Athlos Leadership Academy Project, 5.75%, 7/01/46	180	188,098
City of Ham Lake Minnesota, RB, Series A:
5.00%, 7/01/36	220	233,055
5.00%, 7/01/47	680	710,756
Minnesota Municipal Power Agency, RB, 4.00%, 10/01/41 (g)	930	1,025,846

		2,157,755
Missouri — 0.1%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	85	99,843
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 5/01/43	115	131,474

		231,317
Nebraska — 0.2%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.25%, 9/01/37	285	326,926
New Jersey — 6.9%
Casino Reinvestment Development Authority, Refunding RB:
5.00%, 11/01/22	2,035	2,214,772

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Casino Reinvestment Development Authority, Refunding RB (continued):
5.25%, 11/01/39	$475	$506,730
5.25%, 11/01/44	1,160	1,232,512
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 7/01/45 (a)	505	528,250
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT, 5.13%, 9/15/23	1,410	1,589,944
New Jersey EDA, Refunding RB, Cigarette Tax, 5.00%, 6/15/23	1,250	1,416,425
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 4/01/31	785	940,093
New Jersey State Turnpike Authority, RB, Series E, 5.00%, 1/01/45	1,215	1,443,359
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.00%, 6/15/44	830	920,470
Transportation System, Series B, 5.25%, 6/15/36	845	934,688
Tobacco Settlement Financing Corp., Refunding RB, Series 1A, 5.00%, 6/01/41	500	491,240

		12,218,483
New York — 32.1%
City of New York New York Industrial Development Agency, ARB, American Airlines, Inc., JFK International Airport Project, AMT, 7.63%, 8/01/25 (h)	4,000	4,040,960
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Series HH, 5.00%, 6/15/31	2,830	3,358,927
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A:
6.25%, 6/01/41 (a)	900	952,713
5.00%, 6/01/42	1,505	1,504,940
5.00%, 6/01/45	555	554,961
County of Dutchess New York Industrial Development Agency, Refunding RB, Bard College Civic Facility, Series A-1, 5.00%, 8/01/46	1,500	1,472,550

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JULY 31, 2016	5

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)

Municipal Bonds	Par (000)	Value
New York (continued)
County of Nassau New York Tobacco Settlement Corp., Refunding RB, Asset-Backed, Series A-3, 5.13%, 6/01/46	$550	$542,432
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 6/01/45	910	910,046
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	6,510	7,697,424
Metropolitan Transportation Authority, RB, Series B:
5.25%, 11/15/38	1,125	1,388,554
5.25%, 11/15/39	400	493,380
Metropolitan Transportation Authority, Refunding RB, Green Bonds, Series A-1, 5.25%, 11/15/56	1,325	1,622,635
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	6,140	7,392,130
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	420	477,674
3 World Trade Center Project, Class 1, 5.00%, 11/15/44 (a)	2,355	2,700,337
3 World Trade Center Project, Class 2, 5.15%, 11/15/34 (a)	160	179,958
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (a)	395	460,262
4 World Trade Center Project, 5.75%, 11/15/51	2,220	2,685,845
New York Transportation Development Corp., Refunding RB, American Airlines, Inc., AMT:
5.00%, 8/01/26	1,130	1,254,831
5.00%, 8/01/31	1,275	1,396,431
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	730	858,736
State of New York Dormitory Authority, RB:
Series A, 5.25%, 7/01/18 (c)	1,000	1,088,730
Series B, 5.75%, 3/15/36	11,250	12,749,287

Municipal Bonds	Par (000)	Value
New York (continued)
Westchester Tobacco Asset Securitization, Refunding RB, 5.13%, 6/01/45	$1,100	$1,099,901

		56,883,644
North Carolina — 0.5%
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 6/01/19 (c)	480	538,440
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/41	260	300,789

		839,229
Ohio — 5.3%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Series A-2:
Senior Turbo Term, 5.88%, 6/01/47	1,500	1,488,660
5.75%, 6/01/34	2,295	2,272,096
County of Allen Ohio Hospital Facilities, Refunding RB, Series A:
Catholic Healthcare Partners, 5.25%, 6/01/38	2,650	2,994,950
Mercy Health, 4.00%, 11/01/44	1,170	1,258,499
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 6/30/53	1,220	1,379,027

		9,393,232
Pennsylvania — 1.8%
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 7/01/42	300	336,720
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 8/15/38 (g)	715	848,755
Pennsylvania Economic Development Financing Authority, RB, Pennsylvania Rapid Bridge Finco LP, AMT, 5.00%, 12/31/38	465	548,203

6	BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	$720	$810,338
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	520	618,150

		3,162,166
Puerto Rico — 0.8%
Children’s Trust Fund Tobacco Settlement, Refunding RB, Asset-Backed:
5.50%, 5/15/39	40	39,449
5.63%, 5/15/43	1,475	1,454,778

		1,494,227
Rhode Island — 2.2%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 6/01/40	420	467,523
Series B, 4.50%, 6/01/45	1,875	2,004,637
Series B, 5.00%, 6/01/50	1,360	1,457,213

		3,929,373
South Carolina — 3.4%
State of South Carolina Ports Authority, RB, AMT:
5.00%, 7/01/45	750	874,305
5.25%, 7/01/55	940	1,097,807
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	1,830	2,203,613
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	1,560	1,886,368

		6,062,093
Texas — 6.6%
Brazos River Authority, RB, TXU Electric, Series A, AMT, 8.25%, 10/01/30 (e)(f)	1,500	25,440
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, 6.25%, 1/01/21 (c)	730	898,937
City of Dallas Texas Waterworks & Sewer System, Refunding RB, 5.00%, 10/01/35	525	609,136
City of Houston Texas Airport System, Refunding ARB, Senior Lien, Series A, 5.50%, 7/01/39	250	272,192

Municipal Bonds	Par (000)	Value
Texas (continued)
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 1/01/43	$210	$252,622
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co., Project, Series A, 6.30%, 11/01/29	700	796,208
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Projects, Series A, 0.00%, 9/15/37 (b)	5,200	2,305,992
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB:
Buckingham Senior Living Community, Inc. Project, 5.50%, 11/15/45	180	201,814
Scott & White Healthcare, 6.00%, 8/15/20 (c)	105	126,432
Scott & White Healthcare, 6.00%, 8/15/20 (c)	1,285	1,550,121
Harris County-Houston Sports Authority, Refunding RB, CAB, Series A (AGM) (NPFGC), 0.00%, 11/15/34 (b)	3,000	1,547,130
Mission Economic Development Corp., RB, Senior Lien, Natgasoline Project, Series B (AMT), 5.75%, 10/01/31 (a)	875	934,579
Newark Higher Education Finance Corp., RB, Series A (a):
5.50%, 8/15/35	135	142,067
5.75%, 8/15/45	275	289,036
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
AMT, Blueridge Transportation Group, 5.00%, 12/31/50	1,055	1,227,936
LBJ Infrastructure Group LLC, 7.00%, 6/30/40	500	592,495

		11,772,137
Utah — 1.3%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	1,815	1,997,081

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JULY 31, 2016	7

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)

Municipal Bonds	Par (000)	Value
Utah (continued)
Utah State Charter School Finance Authority, RB, Ogden Preparatory Academy, Series A, 3.25%, 10/15/42	$350	$352,691

		2,349,772
Virginia — 2.6%
Tobacco Settlement Financing Corp., Refunding RB, Senior Series B-1, 5.00%, 6/01/47	1,025	994,209
Virginia College Building Authority, RB, Marymount University Project, Series B, 5.00%, 7/01/45 (a)	240	264,669
Virginia HDA, RB, Rental Housing, Series F, 5.00%, 4/01/45	1,000	1,056,940
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 1/01/37	1,875	2,239,819

		4,555,637
Washington — 1.6%
Port of Seattle Washington, RB, Series C, AMT, 5.00%, 4/01/40	350	411,191
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 1/01/45	1,020	1,233,700
Washington State Housing Finance Commission, RB, Series A:
Heron’s Key, 7.00%, 7/01/45 (a)	100	108,660
5.63%, 1/01/38	1,000	1,007,320

		2,760,871
Wisconsin — 2.2%
Public Finance Authority, RB, Series A:
4.75%, 12/01/35	365	387,604
5.00%, 12/01/45	885	951,924
5.15%, 12/01/50	555	597,841
Public Finance Authority, Refunding RB, Celanese Project:
AMT, Series C, 4.30%, 11/01/30	200	209,408
Series D, 4.05%, 11/01/30	200	208,680

Municipal Bonds	Par (000)	Value
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Refunding RB, Medical College of Wisconsin, Inc., 4.00%, 12/01/46	$1,440	$1,572,912

		3,928,369
Wyoming — 0.1%
Wyoming Municipal Power Agency, Inc., RB, Series A, 5.00%, 1/01/42	100	108,369
Total Municipal Bonds — 131.5%		233,228,919

Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value
California — 1.6%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/19 (c)	1,090	1,234,734
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (j)	840	921,144
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	553	629,167

		2,785,045
Colorado — 0.5%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 7/01/34 (j)	740	829,836
Illinois — 1.6%
Illinois Finance Authority, RB, The Carle Foundation, Series A (AGM), 6.00%, 8/15/41	2,340	2,818,132
Massachusetts — 4.7%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	7,112	8,413,770
New Hampshire — 0.4%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/19 (c)(j)	660	744,404

8	BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)

Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value
New York — 2.5%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 6/15/40	$495	$560,736
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	1,860	2,296,250
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	1,215	1,509,686

		4,366,672
North Carolina — 0.8%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	1,180	1,436,626
Ohio — 2.9%
State of Ohio, Refunding RB, Cleveland Clinic Health System Obligated Group, Series A, 5.50%, 1/01/39	4,634	5,145,063
Texas — 9.4%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	11,000	13,025,760
County of Harris Texas, Refunding RB, Toll Road, Senior Lien, Series A:
5.00%, 8/15/19 (c)(j)	1,202	1,338,872
5.00%, 8/15/38 (j)	920	1,024,121

Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value
Texas (continued)
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	$1,170	$1,374,024

		16,762,777
Virginia — 1.9%
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	2,949	3,337,254
Wisconsin — 1.2%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series C, 5.25%, 4/01/39 (j)	1,989	2,168,131
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 27.5%		48,807,710
Total Long-Term Investments (Cost — $255,745,018) — 159.0%		282,036,629

Short-Term Securities
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.26% (k)(l)	1	1
Total Short-Term Securities (Cost — $1) — 0.0%		1
Total Investments (Cost — $255,745,019*) — 159.0%		282,036,630
Liabilities in Excess of Other Assets — (1.0)%		(1,665,493)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (15.4)%		(27,398,442)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (42.6)%		(75,554,987)

Net Assets Applicable to Common Shares — 100.0%		$177,417,708

*	As of July 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$228,609,290

Gross unrealized appreciation	$28,514,255
Gross unrealized depreciation	(2,451,857)

Net unrealized appreciation	$26,062,398

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JULY 31, 2016	9

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.

(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(e)	Non-income producing security.

(f)	Issuer filed for bankruptcy and/or is in default of interest payments.

(g)	When-issued security.

(h)	Variable rate security. Rate as of period end.

(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(j)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expires between October 1, 2016 to February 15, 2031, is $4,124,562.

(k)	During the period ended July 31, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2016	Net Activity	Shares Held at July 31, 2016	Value at July 31, 2016	Income
BlackRock Liquidity Funds, MuniCash	3,382,067	(3,382,066)	1	$1	$705

(l)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(16)	5-Year U.S. Treasury Note	September 2016	$1,952,250	$(408)
(24)	10-Year U.S. Treasury Note	September 2016	$3,193,125	1,358
(14)	Long U.S. Treasury Bond	September 2016	$2,442,125	(37,871)
(4)	Ultra U.S. Treasury Bond	September 2016	$762,125	(47,987)
Total				$(84,908)

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HDA	Housing Development Authority
IDA	Industrial Development Authority
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
SAN	State Aid Notes
S/F	Single-Family

10	BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$282,036,629	—	$282,036,629
Short-Term Securities	$1	—	—	1

Total	$1	$282,036,629	—	$282,036,630

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$1,358	—	—	$1,358
Liabilities:
Interest rate contracts	(86,266)	—	—	(86,266)

Total	$(84,908)	—	—	$(84,908)

[1] See above Schedule of Investments for values in each state or political subdivision.
[2] Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JULY 31, 2016	11

Schedule of Investments (concluded)	BlackRock Long-Term Municipal Advantage Trust (BTA)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$3,479	—	—	$3,479
Cash pledged for futures contracts	118,600	—	—	118,600
Liabilities:
TOB Trust Certificates	—	$(27,364,942)	—	(27,364,942)
VRDP Shares at Liquidation Value	—	(76,000,000)	—	(76,000,000)

Total	$122,079	$(103,364,942)	—	$(103,242,863)

During the period ended July 31, 2016, there were no transfers between levels.

12	BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JULY 31, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Long-Term Municipal Advantage Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Long-Term Municipal Advantage Trust

Date:	September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Long-Term Municipal Advantage Trust

Date:	September 21, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Long-Term Municipal Advantage Trust

Date:	September 21, 2016